Income Taxes - Reconciliation of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal	$ 58,172	$ 51,828	$ 51,677
State	8,638	8,158	7,200
Current income tax expense (benefit)	66,810	59,986	58,877
Deferred tax (benefit) expense	(12,463)	(6,088)	(14,719)
Income tax expense (benefit)	$ 54,347	$ 53,898	$ 44,158